NET LOSS PER SHARE (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Stock Options and Warrants [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	97,049,000	74,289,000	74,361,000	59,135,000
Convertible Series A and Series B Preferred Stock [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	234,478,000	215,310,000	220,693,000	200,485,000
Convertible Notes [Member]
Earnings Per Share Basic [Line Items]
Number of shares excluded from the calculation of diluted loss per share	0	16,234,000	16,234,000	11,050,000